Revenue Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue Information
Revenue	$ 94,427	$ 56,266	$ 133,958	$ 79,889	$ 76,330
Transaction revenue
Revenue Information
Revenue	86,119	48,959	118,713	64,703	71,222
Data and other revenue
Revenue Information
Revenue	$ 8,308	$ 7,307	$ 15,245	$ 15,186	$ 5,108